Intangible assets, net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Intangible Assets, Net 1	5	5
Intangible Assets, Net 2	20	20
Intangible Assets, Net 3		1,103,000
Intangible Assets, Net 4		2,781,000
Intangible Assets, Net 5		3,791,000
Intangible Assets, Net 6	$ 608,000